INCOME TAXES - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense			$ 0	$ 0
Net operating loss carryforwards, research and development tax credits and accrued expenses
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 21,566,000	$ 3,826,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			124,255,000
NOLs not subject to expiration			106,884,000
Federal | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards			4,378,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			125,741,000
State | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards			$ 924,000